Trade receivables	12 Months Ended
Dec. 31, 2020
Trade receivables [Abstract]
Trade receivables
7	Trade receivables

Trade receivables as of December 31, 2020 and 2019, are summarized as follows:

	2020	2019
Maritime
Shipyard	$40,979	$34,325
Tugboats	13,981	19,406
Parcel tankers	14,485	18,217
Offshore vessels	29,864	4,737
Bulk carrier	98	906
Others	-	173

Ports and terminals
Shipping agencies	331	128,300
Port services	7,152	10,732
Commercial leases	106	93

Logistics, warehousing and other businesses
Warehousing	27,145	44,820
Repair of containers	16,204	28,986
Automotive services	1,021	1,112
Other businesses	-	1,165
Total trade receivables	151,366	292,972
Contract assets	56,215	65,443
Allowance for doubtful accounts	(21,218)	(14,385)
	$186,363	$344,030

All amounts are short-term. The net carrying value of trade accounts receivables is considered a reasonable approximation to fair value.

The activity in the allowance for doubtful accounts is presented below:

	2020	2019
Balance as of January 1	$14,385	$22,303
Impairment loss for the period	20,140	-
Receivables written off during the year	-	(1,847)
Allowance cancelation recognized during the year	(13,307)	(6,071)
Balance as of December 31	$21,218	$14,385

Note 26 includes disclosures related to credit risk exposures and the analysis related to the allowance for expected credit losses. In 2020 and 2019 the impairment loss was calculated applying the expected credit loss model in accordance with IFRS 9.